GS Mortgage Securities T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GCJ16
July 2023
P
ARTIES TO THE TRANSACTION
D
A
TES
ADMINISTR
A
TOR
T
ABLE OF CONTENTS
Chicago, IL 60603
Name:
Edward Przybycien
Title:
Account Administrator
Address:
190 S. LaSalle St. 7th Fl.
Phone:
312-332-7535
Email:
Edward.Przybycien@usbank.com
Website:
https://pivot.usbank.com/
Mortgage Loan Seller:
Citigroup Global Markets Realty Corp.
Mortgage Loan Seller:
Goldman Sachs Mortgage Company
Mortgage Loan Seller:
Jefferies LoanCore LLC
Mortgage Loan Seller:
MC-Five Mile Commercial Mortgage Finance LLC
Mortgage Loan Seller:
Rialto Mortgage Finance, LLC
Depositor:
GS Mortgage Securities Corporation II
Trustee:
U.S. Bank
Certificate Administrator:
U.S. Bank
Master Servicer:
Wells Fargo Bank, National Association
Special Servicer:
Rialto Capital Advisor, LLC
Operating Advisor:
Park Bridge Lender Services LLC
Payment
Date:
Prior
Payment:
Next
Payment:
Record Date:
Determination Date:
Jul
12,
2023
Jun
12,
2023
Aug
1
1,
2023
Jun 30, 2023
Jul 6, 2023
First Payment Date:
Closing Date:
Cut-off Date:
Final Distribution Date:
Dec 12, 2013
Nov 20, 2013
Nov 6, 2013
Nov 13, 2046
* This report contains, or is based on, information furnished to U.S.
Bank Global Corporate Trust ("U.S. Bank") by one or more third parties (e.g. Servicers, Master Servicer, etc.), and U.S. Bank
has not independently verified information received from any such third party.
Statement to Certificateholders
Page
1
REO Status Report Page
14
REO Additional Detail Page
15
Historical Loan Modification Report Page
16
Interest Adjustment Reconciliation
Page
17
Bond/Collateral Realized Loss Reconciliation
Page
18
Historical Liquidation Loss Loan Detail
Page
19
Delinquency Summary Report Page
20
Historical Delinquency & Liquidation (Stated)
Page
21
Defeased Loan Detail
Page
22
Appraisal Reduction Report Page
23
Loan Level Detail Page
24
Mortgage Loan Characteristics
Page
26
Material Breaches and Document Defects
Page
30
Supplemental Information Page
31

GS Mortgage Securities Trust 2013-GCJ16
Commercial Mortgage Pass
-
Through Certificates, Series 2013-GCJ16
July 2023
Exchangeable
Pass-Through
Original
Beginning
Principal
Interest
Total
Realized
Ending
Percent
Class
Rate
Outstanding
A-1
1.26400%
A-2
3.03300%
Balance
51,939,000.00
231,514,000.00
Balance
0.00
0.00
Distribution
0.00
0.00
Distribution
0.00
0.00
Distribution
0.00
0.00
Loss
0.00
0.00
Balance
0.00
0.00
A-3
4.24400%
98,000,000.00
0.00
0.00
0.00
0.00
0.00
0.00
A-4
4.27100%
304,943,000.00
172,323,926.72
72,603,925.11
613,329.58
73,217,254.69
0.00
99,720,001.61
A-AB
3.81300%
74,195,000.00
2,653,480.92
1,374,301.00
8,431.44
1,382,732.44
0.00
1,279,179.92
X-A
0.93269%
848,874,000.00
263,260,407.64
0.00
204,616.97
204,616.97
0.00
189,282,181.53
X-B
0.16483%
69,268,000.00
69,268,000.00
0.00
9,514.77
9,514.77
0.00
69,268,000.00
A-S*
4.64900%
88,283,000.00
88,283,000.00
0.00
342,023.06
342,023.06
0.00
88,283,000.00
100.00%
B*
5.16100%
69,268,000.00
69,268,000.00
0.00
297,910.12
297,910.12
0.00
69,268,000.00
100.00%
C*
5.32583%
38,030,000.00
38,030,000.00
0.00
168,784.56
168,784.56
0.00
38,030,000.00
100.00%
X-C
1.82583%
85,567,119.00
85,567,119.00
0.00
130,192.80
130,192.80
0.00
85,567,119.00
D 5.32583%
E 5.32583%
F
3.50000%
42,104,000.00
2,716,000.00
25,806,000.00
42,104,000.00
2,716,000.00
25,806,000.00
0.00
0.00
0.00
186,865.76
12,054.14
75,267.50
186,865.76
12,054.14
75,267.50
0.00
0.00
0.00
42,104,000.00
2,716,000.00
25,806,000.00
G
3.50000%
24,447,000.00
24,447,000.00
0.00
116,825.96
116,825.96
0.00
24,447,000.00
H 3.50000%
Q
0.00000%
S
0.00000%
35,314,119.00
100.00
0.00
35,314,119.00
0.00
0.00
0.00
0.00
0.00
44,868.11
0.00
0.00
44,868.11
0.00
0.00
0.00
0.00
0.00
35,314,119.00
0.00
0.00
R
0.00000%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
1,086,559,119.00
500,945,526.64
73,978,226.11
2,210,684.75
76,188,910.86
0.00
426,967,300.53
*The Exchange/Exchangeable Certificates
PAYMENT DETAIL

GS Mortgage Securities Trust 2013-GCJ16
Commercial Mortgage Pass
-
Through Certificates, Series 2013-GCJ16
July 2023
Exchangeable
Pass-Through
Original
Beginning
Principal
Interest
Total
Realized
Ending
Percent
Class
Rate
Balance
Balance
Distribution
Distribution
Distribution
Loss
Balance
Outstanding
PEZ*
0.00000%
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00%
Totals:
0.00
0.00
0.00
0.00
0.00
0.00
*The Exchange/Exchangeable Certificates
EXCHANGEABLE CERTIFICATE DETAIL

GS Mortgage Securities Trust 2013-GCJ16
Commercial Mortgage Pass
-
Through Certificates, Series 2013-GCJ16
July 2023
Beginning
Principal
Interest
Total
Realized
Ending
Class
Cusip
A-1
36248GAA8
A-2
36248GAB6
Balance
0.00000000
0.00000000
Distribution
0.00000000
0.00000000
Distribution
0.00000000
0.00000000
Distribution
0.00000000
0.00000000
Loss
0.00000000
0.00000000
Balance
0.00000000
0.00000000
A-3
36248GAC4
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
A-4
36248GAD2
0.56510209
238.09015163
2.01129252
240.10144416
0.00000000
0.32701194
A-AB
36248GAE0
0.03576361
18.52282499
0.11363887
18.63646385
0.00000000
0.01724078
X-A
36248GAF7
0.31012896
0.00000000
0.24104516
0.24104516
0.00000000
0.22298030
X-B
36248GAG5
1.00000000
0.00000000
0.13736170
0.13736170
0.00000000
1.00000000
A-S*
36248GAH3
1.00000000
0.00000000
3.87416667
3.87416667
0.00000000
1.00000000
B*
36248GAJ9
1.00000000
0.00000000
4.30083333
4.30083333
0.00000000
1.00000000
C*
36248GAL4
1.00000000
0.00000000
4.43819503
4.43819503
0.00000000
1.00000000
X-C
36248GAM2
1.00000000
0.00000000
1.52152837
1.52152837
0.00000000
1.00000000
D 36248GAP5
E 36248GAR1
F
36248GAT7
1.00000000
1.00000000
1.00000000
0.00000000
0.00000000
0.00000000
4.43819503
4.43819503
2.91666667
4.43819503
4.43819503
2.91666667
0.00000000
0.00000000
0.00000000
1.00000000
1.00000000
1.00000000
G
36248GAV2
1.00000000
0.00000000
4.77874410
4.77874410
0.00000000
1.00000000
H
36248GAX8
Q
N/A
S
36248GBB5
1.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
1.27054309
0.00000000
0.00000000
1.27054309
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
1.00000000
0.00000000
0.00000000
R
36248GAZ3
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
PEZ*
36248GAK6
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
0.00000000
*The Exchange/Exchangeable Certificates
FACTOR DETAIL

GS Mortgage Securities Trust 2013-GCJ16
Commercial Mortgage Pass
-
Through Certificates, Series 2013-GCJ16
July 2023
Beginning
Scheduled
Unscheduled
Realized
Ending
Cumulative
Class
Balance
A-1 0.00
A-2
0.00
Principal
0.00
0.00
Principal
0.00
0.00
Loss
0.00
0.00
Balance
0.00
0.00
Loss
0.00
0.00
A-3
0.00
0.00
0.00
0.00
0.00
0.00
A-4
172,323,926.72
1,012,784.77
71,591,140.34
0.00
99,720,001.61
0.00
A-AB
2,653,480.92
0.00
1,374,301.00
0.00
1,279,179.92
0.00
A-S*
88,283,000.00
0.00
0.00
0.00
88,283,000.00
0.00
B*
69,268,000.00
0.00
0.00
0.00
69,268,000.00
0.00
C*
38,030,000.00
0.00
0.00
0.00
38,030,000.00
0.00
D
42,104,000.00
0.00
0.00
0.00
42,104,000.00
0.00
E
2,716,000.00
0.00
0.00
0.00
2,716,000.00
0.00
F
25,806,000.00
0.00
0.00
0.00
25,806,000.00
0.00
G
24,447,000.00
H
35,314,119.00
Q
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
24,447,000.00
35,314,119.00
0.00
0.00
0.00
0.00
Totals:
500,945,526.64
1,012,784.77
72,965,441.34
0.00
426,967,300.53
0.00
*The Exchange/Exchangeable Certificates
PRINCIPAL DETAIL

GS Mortgage Securities Trust 2013-GCJ16
Commercial Mortgage Pass
-
Through Certificates, Series 2013-GCJ16
July 2023
Accrued
Net Prepay
Current
Yield Maintenance
Total Interest
Cumulative
Certificate
Interest
Excess
Interest
Charges / Prepay
Distribution
Interest
Class
Interest
A-1
0.00
A-2
0.00
Shortfall
0.00
0.00
Interest
0.00
0.00
Shortfall
0.00
0.00
Premiums
0.00
0.00
Amount
0.00
0.00
Shortfall
0.00
0.00
A-3
0.00
0.00
0.00
0.00
0.00
0.00
0.00
A-4
613,329.58
0.00
0.00
0.00
0.00
613,329.58
0.00
A-AB
8,431.44
0.00
0.00
0.00
0.00
8,431.44
0.00
X-A
204,616.97
0.00
0.00
0.00
0.00
204,616.97
0.00
X-B
9,514.77
0.00
0.00
0.00
0.00
9,514.77
0.00
A-S*
342,023.06
0.00
0.00
0.00
0.00
342,023.06
0.00
B*
297,910.12
0.00
0.00
0.00
0.00
297,910.12
0.00
C*
168,784.56
0.00
0.00
0.00
0.00
168,784.56
0.00
X-C
130,192.80
0.00
0.00
0.00
0.00
130,192.80
0.00
D 186,865.76
E
12,054.14
F
75,267.50
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
186,865.76
12,054.14
75,267.50
0.00
0.00
0.00
G
71,303.75
0.00
0.00
(45,522.21)
0.00
116,825.96
0.00
H 102,999.51
Q
0.00
S
0.00
0.00
0.00
0.00
0.00
0.00
0.00
58,131.40
0.00
0.00
0.00
0.00
0.00
44,868.11
0.00
0.00
840,943.48
0.00
0.00
R
0.00
0.00
0.00
0.00
0.00
0.00
0.00
Totals:
2,223,293.95
0.00
0.00
12,609.19
0.00
2,210,684.76
840,943.48
*The Exchange/Exchangeable Certificates
INTEREST DETAIL

GS Mortgage Securities Trust 2013-GCJ16
Commercial Mortgage Pass
-
Through Certificates, Series 2013-GCJ16
July 2023
Interest
Fees
Scheduled Interest
2,244,815.02
Master Servicing Fee
20,247.87
Interest Adjustments
(2,669.86)
Special Servicing Fee
6,905.28
Deferred Interest
0.00
Trustee/Certificate Administrator Fee
542.67
Net Prepayment Shortfall
0.00
CREFC Intellectual Property Royalty
Net Prepayment Interest Excess
0.00
License Fee
208.71
Interest Reserve Deposit/Withdrawal
0.00
Operating Advisor Fee
521.82
Interest Collections
2,242,145.16
Other/Miscellaneous Fee
0.00
Fee Distributions
28,426.35
Principal
Other Expenses of the Trust
Scheduled Principal
Unscheduled Principal
Principal Adjustments
1,012,784.77
72,965,441.34
0.00
Reimbursed for Interest on Advances
416.01
Principal Collections
73,978,226.11
Net ASER Amount
2,618.04
Non-Recoverable Advances
Other Expenses or Shortfalls
Other Expenses of the Trust
0.00
0.00
3,034.05
Other
Yield Maintenance / Prepayment Premium
0.00
Payments to Certificateholders
Class Q Principal Deposit
0.00
Interest Distribution
2,210,684.75
Other Collections
0.00
Principal Distribution
73,978,226.11
Yield Maintenance / Prepayment Premium
0.00
Available Distribution Amount
76,188,910.86
Total Collections
76,220,371.27
Total Distributions
76,220,371.26
RECONCILIATION OF FUNDS
Funds Collection
Funds Distribution

GS Mortgage Securities Trust 2013-GCJ16
Commercial Mortgage Pass
-
Through Certificates, Series 2013-GCJ16
July 2023
Current
Outstanding
Principal
Interest
Advance
0.00
0.00
Advance
1,002,610.33
4,164,485.64
Mortgage
Loan
0
Outstanding
P&I Advances
0.00
Total
0.00
5,167,095.97
0
0.00
0
0.00
Principal Distribution Amount
73,978,226.11
Aggregate Realized Losses in Related Collection Period
0.00
Agg Addt’l Trust Expenses in Related Collection Period
0.00
Mortgage Loan Stated Principal Balance
Beginning
Ending
% of Cut-Off Date
Principal Balance
39.30%
Disclosable Special Servicer Fees
Special Servicer/Affiliates
Commission
0.00
Brokerage Fee
0.00
Rebate
0.00
Other
0.00
Total
0.00
Controlling Class
H
Controlling Class Representative
RREF II CMBS AIV, LP
500,945,526.87
426,967,300.76
MISCELLANEOUS DETAIL
Aggregate P&I Advances
P&I Advances With Respect To Each Mortgage Loan

GS Mortgage Securities Trust 2013-GCJ16
Commercial Mortgage Pass
-
Through Certificates, Series 2013-GCJ16
July 2023
Rule 15Ga-1
Most Recent
Loan ID
Asset Name
Asset Originator
Ending Balance
Appraisal
Form ABS-15G - Reference
Mortgage Loan Seller
ABS-15G file Reference
SEC Central Index Key (if applicable)
2/16/2021
1576832
5/12/2023
1541502
2/10/2023
1541001
2/10/2023
1555524
MC-Five Mile Commercial Mortgage Finance LLC
Goldman Sachs Mortgage Company
Citigroup Global Markets Realty Corp.
Jefferies LoanCore LLC
Rialto Mortgage Finance, LLC
2/14/2023
1592182
Repurchase/Replacement
Status
ADDITIONAL LOAN DETAIL

GS Mortgage Securities Trust 2013-GCJ16
Commercial Mortgage Pass
-
Through Certificates, Series 2013-GCJ16
July 2023
Count
Balance
Count
Balance
Totals:
Totals:
ADDITIONAL LOAN DETAIL
Specially Serviced Loans That Are Not Delinquent
Current But Not Specially Serviced Loans
(Foreclosure Proceedings Commenced)

GS Mortgage Securities Trust 2013-GCJ16
Commercial Mortgage Pass
-
Through Certificates, Series 2013-GCJ16
July 2023
Stated Principal
Amount of Any
Portion Included
Count
Balance
Loan ID
Liq Proceeds
in Avail Funds
Totals:
Totals:
Mortgage Loans As To Which Related Mortgagor
Mortgage Loan Repurchased, Substituted For Or Otherwise
Is Subject Or Is Expected To Be Subject To Bankruptcy Proceeding
Liquidated Or Disposed During Related Collection Period
ADDITIONAL LOAN DETAIL

GS Mortgage Securities Trust 2013-GCJ16
Commercial Mortgage Pass
-
Through Certificates, Series 2013-GCJ16
July 2023
Current Principal
Unpaid Principal
Most Recent
Date Appraisal
Loan ID
Balance
Balance
Appraisal Value
Performed
Totals:
Mortgage Property That Became REO Property During Related Prepayment Period
REO ADDITIONAL DETAIL

GS Mortgage Securities Trust 2013-GCJ16
Commercial Mortgage Pass
-
Through Certificates, Series 2013-GCJ16
July 2023
Income Collected
Other Amounts
Portion Included in
Most Recent
Date Appraisal
Loan ID
Book Value
(Net of Related Expenses)
Received
Available Funds
Appraised Value
Performed
Totals:
REO Property Included In Trust Fund As Of Last Day Of Related Prepayment Period
REO ADDITIONAL DETAIL

GS Mortgage Securities Trust 2013-GCJ16
Commercial Mortgage Pass
-
Through Certificates, Series 2013-GCJ16
July 2023
Realized Loss on
Loan ID
Mortgage Loan
Liq Proceeds
and Other
Amounts Rec’d
Portion of Liq
Proceeds in
Available Funds
Balance
of Excess Liq
Proceeds Acct
Totals:
REO Property Sold Or Disposed During Related Prepayment Period
REO ADDITIONAL DETAIL

REO S
TA
TUS REPORT
GS Mortgage Securities T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GCJ16
July 2023
Date Asset
Expected to
be Resolved
or Foreclosed
Ending
Loan ID
State
City
Property Type
Book Value
Scheduled Loan
REO Date
REO Revenue
and Other
Amounts
Type *
Appraisal
Total Exposure
Appraisal Value
Date
Count:
Totals:
(*) Legend: (1) Partial Liq’n (Curtailment), (2) Payoff Prior T
o Maturity, (3) Disposition / Liquidation, (4) Repurchase/ Substitution, (5) Full Payof
f
At Maturity, (6) DPO, (7) Liquidated, (8) Payoff w/ penalty, (9)
Payoff w/ yield Maintenance, (10) Curtailment w/ Penalty, (11) Curtailment w/ Yield Maintenance

ADDITIONAL RECONCILI
A
TION DE
T
AIL
GS Mortgage Securities T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GCJ16
July 2023
REO Property with Final Recovery Determination
Liq Proceeds and
Loan ID
other Amts Rec’d
Liq Proceeds and
other Amt Allocated
to Certs
Loss on Mortgage Loans

HISTORICAL LOAN MODIFIC
A
TION REPORT
GS Mortgage Securities T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GCJ16
July 2023
Loan ID
Date of Last
Modification
Balance When
Sent to Special
Servicer
Modified
Balance
Old Note
Rate
Modified
Note Rate
Modified
Payment
Old P&I
Amount
Old
Maturity
Date
Maturity Date
Total Months for
Change of
Modification
Modification Code
*
300571026
1/6/2021
0.00
0.00
5.5300
0.0000
0.00
0.00
10/6/2023
10
301
100001
4/17/2020
0.00
0.00
5.3570
0.0000
0.00
0.00
10/6/2023
10
*Modification Code:
1 = Maturity Date Extension; 2 = Amortization Change; 3 =
Principal Write-Off; 4 =Not Used; 5 =
T
emporary Rate Reduction; 6
= Capitalization on Interest;
7 =
Capitalization on
T
axes;
8 = Other; 9 = RCombination;
10 = Forbearance.

INTEREST ADJUSTMENT RECONCILI
A
TION
GS Mortgage Securities T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GCJ16
July 2023
Special
Servicing Fee
Amount plus
Adjustments
Liquidation
Fee Amount
Workout Fee
Amount
Most Recent
Net ASER
Amount
Prepayment
Interest
(Excess)/
Shortfall *
Non-
Recoverable
(Scheduled
Interest Not
Advanced)**
Reimbursed
Interest on
Advances
Modified
Interest Rate
Reduction/
(Excess)
Current Month
Outstanding
Other
Shortfalls/
(Refunds)
Current Ending
Scheduled
Loan ID
Balance
Reimbursement of
Advances to Servicer
0.00
0.00
0.00
0.00
0.00
3,500.00
0.00
2,244.05
0.00
492.70
0.00
0.00
0.00
668.53
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
2,618.04
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00 416.01
0.00
0.00
0.00
0.00
0.00
0.00
42,451,156.96
6,156,349.36
4,883,621.44
1
1,152,170.00
10,481,650.93
6,190,009.43
0.00
0.00
0.00
0.00
0.00 2,669.86
0.00
0.00
0.00
0.00
0.00
0.00
300571018
300571026
301
100046
406100161
406100168
623100027
81,314,958.12
Count:
Totals:
6
3,500.00
0.00
3,405.28
2,618.04
0.00
0.00
416.01
0.00
0.00
0.00
2,669.86
Total Interest Shortfall hitting the Trust:
12,609.19
*
T
otal shortfall may not match impact to bonds due to, but not limited to, the net effect of PPIE and Master Servicing fees received as per the governing documents.
**In some cases, the Servicer does not withhold their Servicing Fees on Non-Recoverable loans.

BOND/COLL
A
TERAL REALIZED LOSS RECONCILI
A
TION
GS Mortgage Securities T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GCJ16
July 2023
Beginning
Balance of the
Loan at
Loan ID
Period
Liquidation
Current
Realized Loss
Applied to
Certificates*
Recoveries of
Realized
Losses paid
as Cash
(Recoveries) /
Loss to
Certificate
Interest
Aggregate
Realized Loss
on Loans
Prior Realized
Loss Applied to
Certificates
A
Amounts
Covered by
Overcollateraliz
ation and other
Credit Support
B
Interest
(Shortages) /
Excesses
applied to
Realized Loss
C
Modification
Adjustments /
Appraisal
Reduction
Adjustment
D
Additional
(Recoveries) /
Expenses
applied to
Realized Loss
E
Loan Count:
Totals:
Prior Realized Loss Applied to Certificates
Adjustments that are based on principal haircut or future interest foregone due to modification
Description of Fields
A
B
C
D
E
*In the Initial Period the Current Realized Loss Applied to Certificates will equal Aggregate Realized Loss on Loans
- B - C - D
+ E instead of A - C - D +
E
Reduction to Realized Loss applied to bonds (could represent OC, insurance policies, reserve accounts, etc)
Amounts classified by the Master as interest adjustments from general collections on a loan with a Realized Loss
Realized Loss Adjustments, Supplemental Recoveries or Expenses on a previously liquidated loan

HISTORICAL LIQUID
A
TION LOSS LOAN DE
T
AIL
GS Mortgage Securities T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GCJ16
July 2023
Current Beginning
Scheduled Balance
Net Proceeds Received
Most Recent Value **
on Liquidation
Net Proceeds Available
Liquidation Expense
for Distribution
Realized Loss to Trust
Liquidation /
Prepayment
Code *
Liquidation
Loan ID
Month
Count:
Totals:
* Liquidation / Prepayment Code:
1 - Partial Liq’n (Curtailment); 2 -
Payoff Prior
T
o Maturity; 3 - Disposition / Liquidation; 4 - Repurchase/ Substitution; 5 -
Full Payoff At Maturity; 6 - DPO; 7 - Liquidated; 8 -
Payoff w/ penalty; 9 - Payoff w/ yield Maintenance; 10 - Curtailment w/ Penalty;
1
1 - Curtailment w/ Yield Maintenance
** Reported as of liquidation period.
If not provided by the servicer,
Most Recent Value is as of cutoff
.

Delinquency Summary Report
GS Mortgage Securities T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GCJ16
July 2023
Current
34
30 - 59 days
0
60 - 89 days
0
90 - 120 days
0
121 + days
1
Bankruptcy
Foreclosure
REO
TOTAL
Delinquent
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
Loan Count
Sched Bal
Percentage*
Actual Bal
420,777,291.33
0.00
98.55% 0.00%
420,826,487.62
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
34
0
420,777,291.33
0.00
98.55%
0.00%
420,826,487.62
0.00
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00% 0.00%
0.00
0.00
0
0
0.00
0.00
0.00%
0.00%
0.00
0.00
6,190,009.43
1.45%
6,504,075.67
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
1
6,190,009.43
1.45%
6,504,075.67
426,967,300.76
100.00%
427,330,563.29
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
0
0.00
0.00%
0.00
35
426,967,300.76
100.00%
427,330,563.29
Group 1
Current
TOTAL
121
+
days
35
Current
98.6%
30
-
59
days
0.0%
60
-
89
days
0.0%
90
-
120
days
0.0%
121
+
days
1.4%
Total:
100.0%
* Percentages are based on scheduled balance as a percent of total pool scheduled balance.

HISTORICAL DELINQUENCY & LIQUID
A
TION SUMMARY (S
TA
TED BALANCE)
GS Mortgage Securities T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GCJ16
July 2023
30 Days Delinq
(1)
60 Days Delinq
(1)
90+ Days Delinq
(1)
Bankruptcy
Foreclosure
REO
Prepayments/Liquidation
Month
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Count
Balance
%
(2)
Jul 2023
0
0.00
0.0%
0
0.00
0.0%
1
6,190,009.43
1.4%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
10
72,463,258.39
17.0%
Jun 2023
0
0.00
0.0%
0
0.00
0.0%
1
6,203,234.61
1.2%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
14
175,855,494.81
35.1%
May 2023
1
10,514,574.31
1.6%
0
0.00
0.0%
1
6,215,428.72
0.9%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
Apr 2023
0
0.00
0.0%
0
0.00
0.0%
1
6,228,534.99
0.9%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
37,000,000.00
5.4%
Mar 2023
1
4,233,725.81
0.6%
0
0.00
0.0%
1
6,240,606.82
0.9%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
2,680,214.23
0.4%
Feb 2023
0
0.00
0.0%
0
0.00
0.0%
1
6,255,546.20
0.9%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
1
9,143,365.22
1.3%
Jan 2023
1
10,582,999.28
1.4%
0
0.00
0.0%
1
6,267,487.48
0.9%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
Dec 2022
1
10,598,068.58
1.4%
0
0.00
0.0%
1
6,279,371.05
0.9%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
Nov 2022
0
0.00
0.0%
0
0.00
0.0%
1
6,292,178.19
0.9%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
Oct 2022
0
0.00
0.0%
0
0.00
0.0%
1
6,303,942.42
0.9%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
Sep 2022
1
10,646,423.49
1.4%
0
0.00
0.0%
1
6,316,634.62
0.9%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
Aug 2022
0
0.00
0.0%
0
0.00
0.0%
1
6,328,280.65
0.9%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
Jul 2022
0
0.00
0.0%
0
0.00
0.0%
1
6,339,870.39
0.9%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
Jun 2022
1
10,692,218.77
1.4%
0
0.00
0.0%
1
6,352,394.52
0.9%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
May 2022
0
0.00
0.0%
0
0.00
0.0%
1
6,363,867.72
0.9%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
0
0.00
0.0%
(2) Percentage in relation to Ending Scheduled Balance
(1) Exclusive of loans in Bankruptcy, Foreclosure and REO

DEFEASED LOAN DE
T
AIL
GS Mortgage Securities T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GCJ16
July 2023
Current Ending
Scheduled
Balance
Maturity Date
Current
Note Rate
Defeasance
Status *
Loan ID
2,021,615.65
08/06/2023
5.25
F
300571033
2,850,397.24
08/06/2023
5.35
F
300571035
10,327,31
1.49
09/06/2023
5.45
F
406100151
8,999,571.33
10/06/2023
6.17
F
406100156
1
1,152,170.00
10/06/2023
5.33
F
406100161
21,176,587.59
1
1/06/2023
6.09
F
406100164
10,728,185.22
1
1/06/2023
6.
1
1
F
406100166
33,710,585.51
1
1/06/2023
5.75
F
406100167
2,917,532.56
08/06/2023
6.15
F
406100169
7,427,080.80
08/06/2023
5.97
F
623100040
5,702,887.95
08/06/2023
5.61
F
623100041
3,158,508.57
08/06/2023
5.07
F
623100044
3,469,076.88
08/06/2023
5.49
F
623100045
3,850,585.46
1
1/06/2023
5.30
F
623100047
Count:
14
Totals:
127,492,096.25
*
Defeasance Status:
P = Portion of Loan Previously Defeased.
F = Full Defeasance.

APPRAISAL REDUCTION REPORT
GS Mortgage Securities T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GCJ16
July 2023
Loan ID
Property Name
Paid Through
Date
ARA (Appraisal
Reduction Amount)
ARA Date
Most Recent Value
Most Recent
Valuation Date
Most Recent Net
ASER Amount
Cumulative ASER
Amount
300571018
07/06/2023
0.00
50,900,000.00
07/19/2020
0.00
260,728.88
623100027
05/06/2021
558,019.93
06/06/2023
8,800,000.00
02/01/2023
2,618.04
39,51
1.18
Count:
2
Totals:
558,019.93
59,700,000.00
2,618.04
300,240.06

LOAN LEVEL DE
T
AIL
GS Mortgage Securities T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GCJ16
July 2023
Property
Transfer
Maturity
Neg
End Schedule
Note
Sched
Prepay
Prepay
Paid
Prepay
Loan
Interest
Yield Maint
PFY
Operating
Loan ID
Type
Date
Stat Date
Am
Balance
Rate P&I Adj
Date
Thru
Premium
Status **
Payment Charges
DSCR
Stmnt
260,993.19
0.00
07/06/23
0.00
0
187,815.81
42,451,156.96
5.300
0.00
1.20
12/31/22
12/31/22
12/31/22
12/31/22
49,270.43
93,534.29
300,633.78
28,399.77
13,356.43
07/06/23
07/06/23
07/06/23
07/06/23
07/06/23
0.00
0
28,466.38
0.00
0
67,049.67
0.00
0
179,633.18
0.00
0
18,963.04
0.00
0 8,864.22
6,156,349.36 5.530
0.00
5.350
48,814,257.58 4.405
4,263,923.39 5.325
2,021,615.65 5.250
0.00
1.99
0.00
0.00
0.00
1.21
0.00
1.96
0.00
0.00
18,986.07
07/06/23
0.00
0
12,735.89
2,850,397.24
5.350
0.00
0.00
51,502.50
407,960.21
03/06/23
06/06/23
06/06/23
06/06/23
0.00
15,012,694.59
07/06/23
0.00
0.00
0.00
08/06/18
0.00
08/29/18
0.00
0.00
07/06/23
07/06/23
0.00
0 51,502.50
0.00
0
273,327.68
12,600,000.00 4.905
61,092,400.69 5.357
0.00
1.39
0.00
2.21
12/31/22
12/31/22
68,500.38
06/06/23
04/06/23
0.00
07/06/23
0.00
0
43,563.28
10,689,540.12
4.879
0.00
1.95
12/31/22
50,827.30
07/06/23
0.00
0
32,323.97
7,931,642.56
4.879
0.00
2.09
12/31/22
12/31/22
43,859.72
43,820.21
07/06/23
07/06/23
0.00
0 27,892.89
0.00
0 28,795.06
6,844,347.18 4.879
0.00
5.178
0.00
2.00
0.00
0.00
12/31/22
38,822.90
35,599.14
29,852.46
08/01/17
0.00
08/02/18
0.00
6,658,221.63
07/06/23
06/06/23
650,169.86
06/08/23
5,349,166.14
07/06/23
0.00
07/06/23
07/06/23
07/06/23
0.00
0
22,883.39
0.00
0
23,744.85
0.00
0
19,748.87
4,883,621.44 4.948
0.00
5.315
4,495,341.28 5.260
0.00
2.13
0.00
0.00
0.00
1.87
12/31/22
13,665.89
07/06/23
0.00
0
9,348.30
0.00
5.340
0.00
0.00
12/31/22
99,731.39
20,155.44
06/06/23
2,096,423.71
07/06/23
06/06/23
0.00
0.00
06/06/23
07/06/23
0.00
B
67,943.06
0.00
0 13,349.90
15,409,815.13 5.280
3,044,599.67 5.250
0.00
2.09
0.00
1.68
12/31/22
65,048.36
08/06/18
06/06/18
06/06/23
06/06/18
06/06/23
0.00
07/06/23
0.00
0
46,985.24
10,327,31
1.49
5.450
0.00
0.00
300571018
300571021
300571022
300571023
300571025
300571026
300571027
300571031
300571032
300571033
300571034
300571035
300571039
300571041
301
100001
301
100002
301
100009
301
100024
301
100031
301
100037
301
100038
301
100040
301
100041
301
100045
301
100046
301
100051
301
100052
301
100054
304101081
304101082
304101090
304101093
406100131
406100138
406100146
406100147
406100148
406100151
406100152
406100154
406100156
Retail
Multifamily
Multifamily
Multifamily
Multifamily
Lodging
Multifamily
Retail
Self Storage
Retail
Multifamily
Self Storage
Retail
Other
Lodging
Retail
Office
Retail
Multifamily
Retail
Multifamily
Retail
Self Storage
Multifamily
Retail
Multifamily
Multifamily
Retail
Self Storage
Self Storage
Office
Retail
Mobile Home
Lodging
Multifamily
Multifamily
Lodging
Multifamily
Office
V
arious
Retail
05/05/20
MA
TX
FL
TX
NC
05/29/20
AL
TX
NY
NY
FL
GA
TX
XX
NY
LA
NV
CA
06/14/20
XX
GA
06/13/20
XX
FL
XX
V
A
TX
GA
IN
MI
V
A
IL
FL
07/05/23
TX
IL
XX
CA
FL
NV
OR
IN
IL
CA
GA
09/06/23
N
09/06/23
09/06/23
09/06/23
09/06/23
10/06/23
N
07/06/23
N
1
1/06/23
N
10/06/23
N
08/06/23
N
1
1/06/18
08/06/23
N
1
1/06/23
10/06/23
N
10/06/23
N
09/06/23
10/06/23
1
1/06/23
N
1
1/06/18
1
1/06/23
N
10/06/18
1
1/06/23
N
07/06/23
N
10/06/23
1
1/06/23
N
07/06/23
N
09/06/23
N
09/06/23
09/06/23
N
09/06/23
10/06/23
N
10/06/23
N
08/06/18
09/06/18
09/06/23
09/06/18
09/06/23
09/06/23
N
09/06/23
09/06/23
10/06/23
N
64,125.39
06/06/23
06/06/23
0.00
07/06/23
0.00
0
46,386.55
8,999,571.33
6.173
0.00
0.00

LOAN LEVEL DE
T
AIL
GS Mortgage Securities T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GCJ16
July 2023
Property
Transfer
Maturity
Neg
End Schedule
Note
Sched
Prepay
Prepay
Paid
Prepay
Loan
Interest
Yield Maint
PFY
Operating
Loan ID
Type
Date
Stat Date
Am
Balance
Rate P&I Adj
Date
Thru
Premium
Status **
Payment Charges
DSCR
Stmnt
NV
GA
MI
GA
05/14/20
CA
31,361.72
39,452.69
60,324.47
72,868.82
66,852.83
3,872,288.84
07/06/23
5,577,812.35
07/06/23
8,976,176.04
07/06/23
10,822,146.35
07/06/23
0.00
07/06/23
07/06/23
07/06/23
07/06/23
07/06/23
0.00
0
18,515.90
0.00
0
28,312.70
0.00
0
40,750.75
0.00
0
54,231.02
0.00
0
49,601.54
0.00
5.719
0.00
6.079
0.00
5.436
0.00
6.003
1
1,152,170.00
5.329
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
406100157
406100158
406100159
406100160
406100161
406100162
Self Storage
Multifamily
Multifamily
Multifamily
Retail
Mixed Use
NV
10/06/23
N
10/06/23
N
10/06/23
N
10/06/23
N
10/06/23
N
10/06/23
02/06/18
406100163
Industrial
03/22/18
IN
10/06/23
N
0.00
6.200
73,496.28
10,292,993.65
07/06/23
07/06/23
0.00
0
53,284.89
0.00
0.00
12/31/21
136,189.00
72,773.64
221,757.69
71,696.84
20,722.56
22,1
12.93
07/06/23
07/06/23
07/06/23
06/06/23
07/06/23
07/06/23
0.00
0
107,598.61
0.00
0 54,689.56
0.00
0
161,817.10
0.00
B
54,288.88
0.00
0 14,991.47
0.00
0 15,410.97
21,176,587.59 6.089
10,728,185.22 6.107
33,710,585.51 5.750
10,481,650.93 6.205
2,917,532.56 6.154
3,509,108.35 5.260
0.00
0.00
0.00
0.00
0.00
0.00
0.00
1.95
0.00
0.00
0.00
-0.80
12/31/22
42,380.38
05/06/21
0.00
6
29,155.20
6,190,009.43
5.640
0.00
-0.51
12/31/22
12/31/22
21,618.65
24,726.12
07/06/23
07/06/23
0.00
0 13,470.01
0.00
0 16,829.58
2,899,048.39 5.560
0.00
5.510
0.00
1.64
0.00
0.00
28,295.41
0.00
0.00
0.00
0.00
0.00
0.00
09/06/18
0.00
06/06/23
06/06/23
06/06/23
0.00
3,657,348.18
07/06/23
07/06/20
10/01/18
09/06/18
07/06/18
04/29/16
0.00
07/06/23
0.00
0
19,181.02
4,198,787.99
5.470
0.00
2.37
12/31/22
12/31/22
12/31/22
12/31/22
51,993.21
38,792.91
21,504.32
241,052.00
20,562.10
27,607.07
25,268.89
25,544.01
07/06/23
07/06/23
07/06/23
07/06/23
07/06/23
07/06/23
07/06/23
07/06/23
0.00
0
37,024.20
0.00
0
26,717.45
0.00
0
14,781.50
0.00
0
159,455.86
0.00
0
13,375.06
0.00
0
15,924.47
0.00
0
17,039.26
0.00
0
17,044.29
7,427,080.80 5.970
5,702,887.95 5.610
3,166,407.97 5.590
36,574,923.93 5.220
3,158,508.57 5.070
3,469,076.88 5.490
3,778,272.16 5.400
3,850,585.46
5.300
0.00
0.00
0.00
0.00
0.00
2.48
0.00
1.96
0.00
0.00
0.00
0.00
0.00
1.56
0.00
0.00
406100164
406100166
406100167
406100168
406100169
406100171
406100178
623100027
623100028
623100029
623100030
623100031
623100032
623100033
623100034
623100035
623100036
623100037
623100038
623100039
623100040
623100041
623100042
623100043
623100044
623100045
623100046
623100047
623100048
Office
Multifamily
Retail
Mixed Use
Multifamily
Retail
Lodging
Lodging
Retail
Industrial
Mixed Use
Retail
Industrial
Multifamily
Office
Retail
Retail
Multifamily
Retail
Multifamily
Mobile Home
Multifamily
Multifamily
Retail
Mobile Home
Lodging
Retail
Office
Lodging
CA
FL
NV
P
A
GA
NY
SC
02/02/21
MI
TX
WI
IN
NC
GA
TX
NC
IL
IL
TX
CA
TX
KS
TX
TX
XX
V
A
IN
XX
TX
IL
1
1/06/23
N
1
1/06/23
N
1
1/06/23
N
1
1/06/23
N
08/06/23
N
1
1/06/23
N
1
1/06/18
09/06/23
N
09/06/23
09/06/23
09/06/23
10/06/23
N
07/06/23
N
10/06/20
10/01/18
10/06/18
10/06/18
10/06/18
10/06/23
N
1
1/06/20
08/06/23
N
08/06/23
N
1
1/06/23
N
1
1/06/23
N
08/06/23
N
08/06/23
N
1
1/06/23
N
1
1/06/23
N
1
1/06/23
08/06/20
0.00
0.00
0.00
0.00
0.00
0.00
0.00
0.00
01/20/23
Count:
77
Totals:
426,967,300.76
3,257,599.79
72,965,441.34
0.00
2,244,815.02
0.00
** Loan Status:
A = Payment not received but still in grace period; B = Late Payment but less than 30 days delinquent; 0 = Current; 1 = 30-59 Days Delinquent; 2 = 60-89 Days Delinquent; 3
= 90-120 Days Delinquent;
4 = Performing Matured Balloon;
5 = Non-Performing Matured Balloon; 6 = 121+ Days Delinquent; R = Repurchased.
* If State field is blank or ’XX’, loan has properties in multiple states.

MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GCJ16
July 2023
Count
0M
to
4.9M
15
5M
to
9.9M
7
10M
to
14.9M
6
15M
to
19.9M
1
20M
to
24.9M
1
30M
to
34.9M
1
35M
to
39.9M
1
40M
to
44.9M
1
45M
to
49.9M
1
60M
to
64.9M
1
$36,574,923.93
8.57%
4
$42,451,156.96
9.94%
$48,814,257.58
1
1.43%
2
$15,409,815.13
3.61%
8
$21,176,587.59
4.96%
$33,710,585.51
7.90%
6
Balance ($)
%
14
$52,506,827.00
12.30%
12
$49,251,888.61
1
1.54%
$65,978,857.76
15.45%
10
Remaining Principal Balance
16
Total
35
$426,967,300.76
100.00%
$61,092,400.69
14.31%
0
5M
to
9.9M
20M
to
24.9M
45M
to
49.9M
15M
to
19.9M
35M
to
39.9M
60M
to
64.9M
30M
to
34.9M
10M
to
14.9M
0M
to
4.9M
40M
to
44.9M
Count
Balance ($)
%
4.250%
-
4.490%
4.750%
-
4.990%
5.000%
-
5.240%
5.250%
-
5.490%
5.500%
-
5.740%
5.750% - 5.990%
6.000% - 6.240%
1
$48,814,257.58
1
1.43%
5
$42,949,151.30
10.06%
2
$39,733,432.50
9.31%
15
$175,914,562.34
41.20%
5
$24,
1
14,703.10
5.65%
2
$41,137,666.31
9.63%
5
$54,303,527.63
12.72%
0
5
Total Weighted Average Rate: 5.33%
10
Total
35
$426,967,300.76
100.00%
15
20
25
30
35
40
Gross Rate
45
4.250% -
4.490%
4.750% -
4.990%
5.000% -
5.240%
5.250% -
5.490%
5.500% -
5.740%
5.750% -
5.990%
6.000% -
6.240%

MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GCJ16
July 2023
Count
NEW YORK
4
VARIOUS
5
LOUISIANA
1
MASSACHUSETTS
1
CALIFORNIA
3
NEV
ADA
1
TEXAS
5
GEORGIA
3
INDIANA
2
FLORIDA
2
MICHIGAN
2
PENNSYL
V
ANIA
1
KANSAS
1
ALABAMA
1
VIRGINIA
1
ILLINOIS
1
NORTH CAROLINA
1
Balance ($)
%
$69,187,289.32
16.20%
$65,818,725.95
15.42%
$61,092,400.69
14.31%
$42,451,156.96
9.94%
$36,527,545.58
8.56%
$33,710,585.51
7.90%
$30,980,093.75
7.26%
$16,800,725.33
3.93%
$13,796,388.37
3.23%
$12,749,800.87
2.99%
$10,685,350.71
2.50%
$10,481,650.93
2.45%
$7,427,080.80
1.74%
$6,156,349.36
1.44%
$3,158,508.57
0.74%
$3,044,599.67
0.71%
$2,899,048.39
0.68%
Total
35
$426,967,300.76
100.00%
Geographic Distribution by State
2
4
6
8
10
12
14
16
18
0
NEW YORK
VARIOUS
LOUISIANA
MASSACHUSETTS
CALIFORNIA
NEVADA
TEXAS
GEORGIA
INDIANA
FLORIDA
MICHIGAN
PENNSYLVANIA
KANSAS
ALABAMA
VIRGINIA
ILLINOIS
NORTH CAROLINA
Count
Lodging
4
Mixed Use
1
Mobile
Home
Park
2
Multifamily
6
Office
3
Other
1
Balance ($)
%
$76,907,836.36
18.01%
$10,481,650.93
2.45%
$10,585,589.37
2.48%
$37,337,666.47
8.74%
$40,436,988.18
9.47%
$12,600,000.00
2.95%
Retail
16
$231,503,248.82
54.22%
Self Storage
2
$7,1
14,320.63
1.67%
Total
35
$426,967,300.76
100.00%
Property
T
ype
Lodging
18.0
.5
Mixed Use
2
Mobile Home Park
2.5
Multifamily
8.7
Office
9.5
Other
3.0
Retail
54.2
Self Storage
1.7
Lodging
18.0%
Mixed Use
2.5%
Mobile Home Park
2.5%
Multifamily
8.7%
Office
9.5%
Other
3.0%
Retail
54.2%
Self Storage
1.7%
Total:
100.0%

MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GCJ16
July 2023
114 -
116
117 -
119
Months
10
Total Weighted Average Seasoning:
117
20
Total
35
$426,967,300.76
100.00%
30
21
$233,686,815.65
54.73%
40
14
$193,280,485.1
1
45.27%
Count
Balance ($)
%
50
Seasoning
60
0
114 -
116
117 -
119
0 -
2
4
3 -
5
31
Total
35
Months
Count
20
Total Weighted Average Remaining Months:
3
40
$63,463,819.16
14.86%
$363,503,481.60
85.14%
60
$426,967,300.76
100.00%
Balance ($)
%
80
Remaining
T
erm to Maturity
100
0
0 -
2
3 -
5

-1.00 - -0.51
1.000 - 1.490
1.500 - 1.990
2.000 - 2.490
3.000 - 3.490
Not Avail.
MORTGAGE LOAN CHARACTERISTICS
GS Mortgage Securities T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GCJ16
July 2023
-1.00 - -0.51
1.000 - 1.490
1.500 - 1.990
2.000 - 2.490
3.000 - 3.490
Not Avail.
Total
35
$426,967,300.76
100.00%
0
Total Weighted Average DSCR:
1.16
5
$79,900,151.79
18.71%
12
1
$3,166,407.97
0.74%
8
14
$127,492,096.25
29.86%
4
2
$9,699,1
17.78
2.27%
20
3
$101,747,065.47
23.83%
10
$104,962,461.50
24.58%
16
Count
Balance ($)
%
24
DSCR
32
28
Amortizing Balloon
58.00%
2.9
IO Maturity
Balloon5%
IO/Amortizing/Balloon
39.05%
Amortizing Balloon
58.00%
IO Maturity Balloon
2.95%
IO/Amortizing/Balloon 39.05%
Total:
100.00%
Amortizing Balloon
IO Maturity Balloon
Count
Balance ($)
%
23
$247,638,059.75
58.00%
1
$12,600,000.00
2.95%
IO/Amortizing/Balloon
1
1
$166,729,241.01
39.05%
Total
35
$426,967,300.76
100.00%
Amortization
T
ype

M
A
TERIAL BREACHES AND DOCUMENT DEFECTS
GS Mortgage Securities T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GCJ16
July 2023
Ending Principal
Loan ID
Balance
Material Breach Date
Date Received Notice
Description
Count:
Totals:

SUPPLEMEN
T
AL INFORM
A
TION
GS Mortgage Securities T
rust, Commercial
Mortgage Pass-Through Certificates, Series 2013-GCJ16
July 2023
Notice Date
Notes
May 01, 2018
Each Certificateholder and Beneficial Owner may access notices on the Certificate Administrator’s Website and each Certificateholder and
Beneficial Owner may register to receive email notifications when such notices are posted on the Certificate
Administrator’s Website ;
provided that the Certificate Administrator shall be entitled to reimbursement from the requesting Certificateholders for the reasonable expenses of posting such notices.